Share-Based Compensation - Schedule of Share-Based Plan Compensation Expense, Including Cash Award (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation plan expense, net of related tax benefits	$ 5,747	$ 4,816	$ 5,154
Share-based compensation plan related tax benefits	$ 1,815	$ 1,521	$ 1,627